Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Commitments and contingencies
25.	Commitments and contingencies
The following table summarizes contractual obligations as of December 31, 2020:

	Payments due by period
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	2,103	3,453	1,157	150	6,863
Other lease obligations	97	185	185	46	513
In-license agreements	249	—	—	—	249
Contract research organization agreements	1,704	220	—	—	1,924

Total contractual cash obligation	4,153	3,858	1,342	196	9,549

The following table summarizes contractual obligations as of December 31, 2019:

	Payments due by period
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	1,482	1,823	47	—	3,352
Other lease obligations	172	324	300	300	1,096
In-license agreements	455	200	—	—	655
Contract research organization agreements	1,131	1,466			2,597

Total contractual cash obligation	3,240	3,813	347	300	7,700

As of December 31, 2020, and 2019 the Group is potentially liable to pay €1.6 million to a third-party upon successful completing the milestone of the first clinical lead selection in connection with Immatics’ collaboration agreements. The Group does not recognize a liability for these contingent payments due to the scientific uncertainty of achieving the related milestones.